LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Loss Per Share
LOSS PER SHARE

9. LOSS PER SHARE

	For the years ended December 31,
	2022	2021	2020
Loss attributable to holders of ordinary shares (RMB’000):
Net loss from continuing operations	(9,924)	(19,077)	(259)
Net loss from discontinued operations	(47,994)	(69,675)	(192,836)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	8,368,803	5,147,737	2,940,265
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	8,368,803	5,147,737	2,940,265
Loss per share - basic (RMB)
- From continuing operations	(1.19)	(3.71)	(0.09)
- From discontinued operations	(5.73)	(13.54)	(65.58)
Loss per share - diluted (RMB)
- From continuing operations	(1.19)	(3.71)	(0.09)
- From discontinued operations	(5.73)	(13.54)	(65.58)

Warrants to purchase common stock are not included in the diluted loss per share calculations when their effect is antidilutive. For the year ended December 31, 2022, about 3,701,748 of potential shares of common stock related to outstanding warrants and stock options were excluded from the calculation of diluted net loss per share as such shares are antidilutive when there is a loss. There were 1,868,414 and 968,894 post-reverse split outstanding warrants and stock options were excluded from the calculation of diluted net loss per share as such shares are antidilutive for the years ended December 31, 2021 and 2020, respectively.